Angel Oak Income ETF
Schedule of Investments
October 31, 2025 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 27.4%	Par	Value
ATLX Trust
Series 2024-RPL1, Class A2, 4.41%, 04/25/2064 (a)(b)	$1,700,000	$1,664,783
Series 2024-RPL1, Class M1, 4.41%, 04/25/2064 (a)(b)	5,000,000	4,820,035
Bellemeade Re Ltd.
Series 2023-1, Class B1, 10.88% (30 day avg SOFR US + 6.70%), 10/25/2033 (a)	200,000	213,536
Series 2023-1, Class M1B, 8.43% (30 day avg SOFR US + 4.25%), 10/25/2033 (a)	1,000,000	1,026,227
Series 2024-1, Class M2, 8.78% (30 day avg SOFR US + 4.60%), 08/25/2034 (a)	900,000	933,056
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060 (a)(b)	99,281	96,714
Series 2024-NQM4, Class A2, 4.35%, 01/25/2060 (a)(c)	438,960	433,761
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060 (a)(c)	877,920	869,871
Series 2025-HE1, Class B1, 16.99%, 09/25/2072 (a)(b)	1,000,000	985,892
Builder Capital Loan Acquisition Trust Series 2024-NPL1, Class A1B, 9.00%, 09/25/2029 (a)(c)	2,000,000	1,992,000
Cascade Funding Mortgage Trust
Series 2024-NR1, Class A1, 6.41%, 11/25/2029 (a)(c)	896,313	906,157
Series 2024-R1, Class M1, 4.00%, 10/25/2054 (a)(c)	1,000,000	946,052
Chase Mortgage Finance Corp.
Series 2024-4, Class B4, 6.16%, 03/25/2055 (a)(b)	2,009,391	1,880,573
Series 2024-5, Class B4, 6.24%, 04/25/2055 (a)(b)	1,876,220	1,755,459
CIM Trust Series 2022-R1, Class M3, 4.00%, 01/25/2061 (a)(b)	1,500,000	1,262,694
Colony American Finance Ltd. Series 2020-4, Class D, 2.71%, 12/15/2052 (a)	300,000	269,620
COLT Funding LLC
Series 2021-5, Class B1, 4.23%, 11/26/2066 (a)(b)	3,500,000	3,081,071
Series 2021-HX1, Class B3A, 4.16%, 10/25/2066 (a)(b)	2,000,000	1,544,460
Series 2022-1, Class B2, 4.15%, 12/27/2066 (a)(b)	3,300,000	2,899,545
Series 2022-2, Class B1, 3.95%, 02/25/2067 (a)(b)	3,051,299	2,582,458
Series 2022-3, Class B1, 4.19%, 02/25/2067 (a)(b)	2,000,000	1,774,702
Series 2022-4, Class A2, 4.50%, 03/25/2067 (a)(b)	487,700	474,009
Series 2022-4, Class B1, 4.72%, 03/25/2067 (a)(b)	5,500,000	5,217,822
Series 2022-5, Class B1, 4.74%, 03/25/2067 (a)(b)	1,250,000	1,193,905
Series 2025-5, Class B1, 7.44%, 05/25/2070 (a)(b)	500,000	506,990
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM6, Class A3, 1.59%, 07/25/2066 (a)(b)	1,677,131	1,468,587
Series 2022-ATH2, Class B1, 4.98%, 05/25/2067 (a)(b)	2,500,000	2,358,280
Series 2022-ATH2, Class B2, 4.98%, 05/25/2067 (a)(b)	3,000,000	2,643,903
Deephaven Residential Mortgage Trust
Series 2021-2, Class B1, 3.17%, 04/25/2066 (a)(b)	400,000	326,203
Series 2021-2, Class B2, 3.93%, 04/25/2066 (a)(b)	1,300,000	1,080,879
Series 2021-3, Class B1, 3.27%, 08/25/2066 (a)(b)	2,948,000	2,302,149
Series 2021-3, Class B2, 4.13%, 08/25/2066 (a)(b)	1,000,000	813,497
Series 2022-1, Class B1, 4.27%, 01/25/2067 (a)(b)	1,750,000	1,493,971
Series 2022-1, Class B2, 4.27%, 01/25/2067 (a)(b)	4,000,000	3,084,444
Series 2022-3, Class A3, 5.30%, 07/25/2067 (a)(b)	237,270	241,882
Series 2022-3, Class B1, 5.27%, 07/25/2067 (a)(b)	1,243,000	1,204,849
Ellington Financial Mortgage Trust
Series 2021-1, Class B2, 4.14%, 02/25/2066 (a)(b)	1,000,000	782,243
Series 2021-2, Class B1, 3.20%, 06/25/2066 (a)(b)	2,315,000	1,761,523
Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(b)	700,000	497,376
Series 2021-3, Class B2, 4.29%, 09/25/2066 (a)(b)	1,500,000	1,163,031
Series 2022-1, Class B1, 3.86%, 01/25/2067 (a)(b)	1,935,000	1,515,827
Series 2022-4, Class B1, 5.89%, 09/25/2067 (a)(b)	1,500,000	1,515,135
Series 2024-CES1, Class B2, 8.03%, 01/26/2060 (a)(b)	1,000,000	1,021,184
Series 2024-NQM1, Class B3, 7.55%, 11/25/2069 (a)(b)	400,000	382,018
Series 2025-NQM1, Class B2, 7.44%, 01/25/2070 (a)(b)	1,804,000	1,815,270
FIGRE Trust
Series 2024-HE1, Class D, 7.19%, 03/25/2054 (a)(b)	673,588	690,973
Series 2024-HE4, Class C, 5.30%, 09/25/2054 (a)(b)	826,380	828,399
Series 2025-HE5, Class D, 6.36%, 08/25/2055 (a)(b)	1,841,000	1,892,520
GCAT Trust
Series 2021-NQM2, Class A3, 1.50%, 05/25/2066 (a)(b)	182,842	158,523
Series 2022-NQM2, Class A3, 4.21%, 02/25/2067 (a)(b)	729,438	688,428
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(b)	797,899	658,644
Series 2024-HE1, Class B2, 8.18% (30 day avg SOFR US + 4.00%), 08/25/2054 (a)	1,000,000	995,720
Series 2024-PJ7, Class B4, 6.66%, 11/25/2054 (a)(b)	1,529,000	1,328,360
Series 2024-PJ8, Class B5, 6.88%, 02/25/2055 (a)(b)	1,262,000	1,158,809
Series 2024-PJ8, Class B6, 6.88%, 02/25/2055 (a)(b)	1,734,641	1,321,921
Series 2024-RPL4, Class M1, 4.00%, 09/25/2061 (a)(b)	1,500,000	1,435,369
Series 2025-DSC1, Class B2, 7.34%, 06/25/2065 (a)(b)	1,000,000	991,593
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class B2, 4.36%, 06/25/2056 (a)(b)	2,000,000	1,575,314
Series 2022-NQM1, Class B2, 4.08%, 02/25/2067 (a)(b)	2,000,000	1,473,718
Invitation Homes Trust Series 2024-SFR1, Class A, 4.00%, 09/17/2041 (a)	998,290	985,419
JP Morgan Mortgage Trust
Series 2014-2, Class B2, 3.38%, 06/25/2029 (a)(b)	21,186	20,676
Series 2020-3, Class B4, 3.83%, 08/25/2050 (a)(b)	325,038	292,661
Series 2020-4, Class B2, 3.63%, 11/25/2050 (a)(b)	1,133,419	1,014,366
Series 2023-4, Class 2A2, 5.50%, 11/25/2053 (a)(b)	1,115,473	1,122,761
Series 2023-6, Class A3, 5.50%, 12/26/2053 (a)(b)	2,353,897	2,348,149
Series 2023-6, Class AX1, 0.27%, 12/26/2053 (a)(b)(d)	36,317,272	86,726
Series 2023-6, Class B4, 6.15%, 12/26/2053 (a)(b)	515,106	438,424
Series 2023-7, Class B4, 6.20%, 02/25/2054 (a)(b)	1,035,500	840,373
Series 2024-1, Class B6, 5.77%, 06/25/2054 (a)(b)	2,285,608	1,498,026
Series 2024-10, Class B4, 6.97%, 03/25/2055 (a)(b)	3,508,651	3,369,856
Series 2024-10, Class B5, 6.97%, 03/25/2055 (a)(b)	1,421,000	1,234,725
Series 2024-8, Class A3, 5.50%, 01/25/2055 (a)(b)	3,326,603	3,322,524
Series 2024-9, Class B5, 6.99%, 02/25/2055 (a)(b)	1,339,000	1,169,122
Series 2025-CCM1, Class A2, 5.50%, 06/25/2055 (a)(b)	3,171,385	3,169,364
Series 2025-CES2, Class M1, 6.24%, 06/25/2055 (a)(c)	1,500,000	1,542,706
L Street Securities Series 2015-WF1, Class 1M2, 9.55% (30 day avg SOFR US + 5.36%), 11/25/2025 (a)	26,591	26,929
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 5.75%, 07/25/2061 (a)(c)	904,588	919,720
Mello Mortgage Capital Acceptance Series 2022-INV2, Class A15, 3.00%, 04/25/2052 (a)(b)	400,290	350,418
MFRA Trust
Series 2021-INV2, Class B1, 4.39%, 11/25/2056 (a)(b)	1,329,000	1,191,378
Series 2021-NQM2, Class A3, 1.47%, 11/25/2064 (a)(b)	345,774	307,149
Morgan Stanley Residential Mortgage Loan Trust Series 2023-3, Class B4, 6.55%, 09/25/2053 (a)(b)	1,198,000	1,031,476
New Residential Mortgage LLC Series 2025-FHT1, Class A, 6.55%, 03/25/2032 (a)(c)	888,287	905,226
New Residential Mortgage Loan Trust
Series 2017-5A, Class B4, 5.97%, 06/25/2057 (a)(b)	234,336	233,799
Series 2019-2A, Class B6, 4.72%, 12/25/2057 (a)(b)	1,437,097	1,219,880
NMLT Trust
Series 2025-CES1, Class A3, 5.37%, 08/25/2060 (a)(c)	1,505,000	1,508,570
Series 2025-CES1, Class B1, 6.56%, 08/25/2060 (a)(b)	1,000,000	1,006,836
Oaktown Re Series 2021-2, Class M1B, 7.08% (30 day avg SOFR US + 2.90%), 04/25/2034 (a)	1,118,009	1,127,982
Onslow Bay Mortgage Loan Trust Series 2021-J2, Class A1, 2.50%, 07/25/2051 (a)(b)	1,498,410	1,258,745
Point Securitization Trust Series 2025-2, Class A1, 5.75%, 09/25/2055 (a)(c)	1,000,000	997,765
Pretium Mortgage Credit Partners LLC
Series 2024-NPL6, Class A1, 5.93%, 10/25/2054 (a)(c)	836,881	838,105
Series 2024-NPL7, Class A1, 5.93%, 10/25/2054 (a)(c)	904,311	904,184
Series 2025-RPL1, Class A2, 4.00%, 07/25/2069 (a)(c)	1,500,000	1,438,807
Series 2025-RPL1, Class M2, 4.00%, 07/25/2069 (a)(c)	1,000,000	932,968
Progress Residential Trust Series 2023-SFR2, Class D, 4.50%, 10/17/2040 (a)	200,000	197,341
PRPM LLC
Series 2022-NQM1, Class B1, 5.40%, 08/25/2067 (a)(b)	1,500,000	1,519,158
Series 2024-7, Class A1, 5.87%, 11/25/2029 (a)(c)	827,049	827,344
Series 2025-2, Class A1, 6.47%, 05/25/2030 (a)(c)	1,375,544	1,378,466
Series 2025-RCF4, Class M1A, 4.50%, 08/25/2055 (a)(c)	1,000,000	957,548
Series 2025-RCF5, Class M2, 5.50%, 10/25/2055 (a)(c)	1,850,000	1,775,795
Series 2025-RPL4, Class A3, 3.00%, 05/25/2055 (a)(c)	2,000,000	1,818,310
Radnor RE Ltd.
Series 2024-1, Class M1C, 7.68% (30 day avg SOFR US + 3.50%), 09/25/2034 (a)	500,000	506,791
Series 2024-1, Class M2, 8.18% (30 day avg SOFR US + 4.00%), 09/25/2034 (a)	1,000,000	1,027,913
Rate Mortgage Trust Series 2021-J3, Class A25, 2.50%, 10/25/2051 (a)(b)	500,000	336,234
RCKT Mortgage Trust
Series 2022-4, Class A2, 3.50%, 06/25/2052 (a)(b)	2,412,429	2,165,445
Series 2025-CES3, Class B2B, 5.97%, 03/25/2055 (a)(b)	2,839,000	2,789,911
Series 2025-CES5, Class B2A, 8.09%, 05/25/2055 (a)(b)	2,730,000	2,810,759
Rithm Capital Corp.
Series 2015-1A, Class B6, 5.19%, 05/28/2052 (a)(b)	852,911	668,597
Series 2021-NQM3, Class B1, 3.40%, 11/27/2056 (a)(b)	2,000,000	1,684,738
Series 2022-SFR2, Class E2, 4.00%, 09/04/2039 (a)	700,000	674,488
Saluda Grade Mortgage Funding LLC
Series 2020-SEQ1, Class A1, 3.32%, 05/25/2050 (a)(b)	121,868	119,654
Series 2023-FIG3, Class A, 7.07%, 08/25/2053 (a)(b)	651,895	665,447
Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(b)	1,346,760	1,377,524
Series 2025-LOC5, Class B1, 7.74% (1 mo. Term SOFR + 3.75%), 10/25/2055 (a)	1,000,000	1,007,036
Series 2025-NPL1, Class A1, 7.12%, 01/25/2030 (a)(c)	3,959,608	3,968,366
Series 2025-NPL1, Class A2, 9.05%, 01/25/2030 (a)(c)	500,000	502,558
Series 2025-NPL2, Class A1, 7.77%, 05/25/2030 (a)(c)	2,926,835	2,945,230
Sequoia Mortgage Trust
Series 2018-2, Class A19, 3.50%, 02/25/2048 (a)(b)	159,421	144,334
Series 2023-2, Class B4, 5.02%, 03/25/2053 (a)(b)	1,395,173	1,256,501
Series 2023-4, Class B4, 5.99%, 11/25/2053 (a)(b)	1,441,053	1,240,008
Series 2024-2, Class B4, 6.18%, 03/25/2054 (a)(b)	1,426,452	1,285,652
SGR Residential Mortgage Trust
Series 2021-1, Class A3, 1.56%, 07/25/2061 (a)(b)	1,445,212	1,250,356
Series 2021-2, Class A2, 1.94%, 12/25/2061 (a)(b)	536,507	465,333
Series 2021-2, Class B2, 4.04%, 12/25/2061 (a)(b)	910,000	685,826
Starwood Mortgage Residential Trust
Series 2019-INV1, Class B1, 3.66%, 09/27/2049 (a)(b)	500,000	470,595
Series 2021-1, Class B1, 3.52%, 05/25/2065 (a)(b)	600,000	527,080
Series 2021-3, Class M1, 2.49%, 06/25/2056 (a)(b)	1,000,000	794,049
Series 2022-3, Class A3, 4.16%, 03/25/2067 (a)(b)	916,567	865,455
Towd Point Mortgage Trust
Series 2017-6, Class B4, 3.31%, 10/25/2057 (a)(b)	3,000,000	2,127,627
Series 2018-5, Class B3, 3.44%, 07/25/2058 (a)(b)	2,000,000	1,393,218
Series 2019-1, Class B2, 3.79%, 03/25/2058 (a)(b)	2,000,000	1,582,260
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061 (a)(b)	2,000,000	1,874,900
Tricon American Homes Trust Series 2020-SFR1, Class D, 2.55%, 07/17/2038 (a)	200,000	196,085
VCAT Asset Securitization LLC Series 2025-NPL1, Class A1, 5.88%, 01/25/2055 (a)(c)	392,233	393,795
Verus Securitization Trust
Series 2021-1, Class M1, 1.97%, 01/25/2066 (a)(b)	1,926,000	1,434,783
Series 2021-3, Class B2, 3.96%, 06/25/2066 (a)(b)	1,257,000	940,800
Series 2021-3, Class M1, 2.40%, 06/25/2066 (a)(b)	1,500,000	1,162,570
Series 2021-4, Class A3, 1.35%, 07/25/2066 (a)(b)	576,249	478,962
Series 2021-6, Class M1, 2.94%, 10/25/2066 (a)(b)	290,000	219,282
Series 2021-7, Class B1, 4.14%, 10/25/2066 (a)(b)	400,000	333,470
Series 2021-8, Class B1, 4.24%, 11/25/2066 (a)(b)	2,000,000	1,792,994
Series 2022-1, Class B2, 3.98%, 01/25/2067 (a)(b)	3,000,000	2,312,985
Series 2022-2, Class B1, 4.26%, 02/25/2067 (a)(b)	3,800,000	3,197,210
Series 2022-3, Class A3, 4.13%, 02/25/2067 (a)(b)	2,022,158	1,916,547
Series 2022-3, Class B2, 4.05%, 02/25/2067 (a)(b)	1,500,000	1,196,306
Series 2023-INV1, Class M1, 7.47%, 02/25/2068 (a)(b)	126,000	126,574
Series 2025-4, Class B1, 7.44%, 05/25/2070 (a)(b)	1,000,000	1,028,507
Series 2025-9, Class B2, 7.38%, 10/27/2070 (a)(b)	1,993,000	1,996,805
Vista Point Securitization Trust
Series 2024-CES1, Class B2, 10.35%, 05/25/2054 (a)(b)	1,000,000	1,045,287
Series 2024-CES2, Class A3, 5.91%, 10/25/2054 (a)(c)	500,000	501,991
Series 2024-CES2, Class B1, 7.50%, 10/25/2054 (a)(b)	1,000,000	1,028,754
Series 2024-CES3, Class B1, 7.83%, 01/25/2055 (a)(b)	1,250,000	1,277,126
Series 2025-CES2, Class B1, 7.06%, 08/25/2055 (a)(c)	3,000,000	3,049,341
Series 2025-CES2, Class B2, 8.15%, 08/25/2055 (a)(b)	3,000,000	3,100,083
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $194,417,677)		197,075,853

RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 17.8%	Par	Value
Federal Home Loan Mortgage Corp.
Pool QJ0865, 5.50%, 08/01/2054	975,770	986,475
Pool QJ7063, 5.50%, 10/01/2054	2,364,122	2,397,444
Pool QJ7675, 6.00%, 11/01/2054	2,669,269	2,734,629
Pool QX0791, 5.50%, 12/01/2054	2,104,048	2,135,678
Pool QX1669, 5.00%, 12/01/2054	983,731	989,297
Pool RA4179, 2.50%, 12/01/2050	4,657,048	3,961,634
Pool RA7673, 4.50%, 07/01/2052	810,219	790,117
Pool RJ1430, 6.00%, 05/01/2054	860,441	880,971
Pool SD2500, 5.00%, 03/01/2053	1,288,097	1,281,699
Pool SD5007, 5.00%, 09/01/2053	960,857	960,288
Pool SD6195, 5.00%, 10/01/2053	816,078	816,105
Pool SD6585, 5.50%, 10/01/2054	3,591,331	3,634,306
Pool SD8331, 5.50%, 06/01/2053	795,006	805,715
Pool SL0079, 5.00%, 02/01/2055	3,889,641	3,892,166
Pool SL0716, 5.00%, 03/01/2055	3,839,748	3,832,676
Pool SL0741, 6.00%, 02/01/2055	4,511,368	4,631,984
Pool SL0817, 6.00%, 04/01/2055	3,363,003	3,491,171
Pool SL1634, 2.50%, 07/01/2052	5,797,327	4,942,412
Federal National Mortgage Association
Pool 000TBA, 5.00%, 11/15/2040	5,000,000	4,975,607
Pool BR0948, 2.00%, 04/01/2051	2,984,036	2,426,260
Pool BW5186, 5.00%, 11/01/2052	817,796	814,756
Pool BX0432, 6.00%, 11/01/2052	3,036,471	3,121,140
Pool CA4149, 3.00%, 09/01/2049	8,535,202	7,585,276
Pool CA8895, 2.50%, 02/01/2051	2,083,633	1,772,622
Pool CB3000, 2.00%, 12/01/2051	4,922,876	3,996,539
Pool DB3770, 5.50%, 05/01/2054	964,498	975,079
Pool DC1302, 5.00%, 08/01/2054	979,703	982,644
Pool DC3426, 5.00%, 09/01/2054	976,727	973,707
Pool DC5739, 5.50%, 11/01/2054	1,434,043	1,452,016
Pool FA1342, 5.00%, 03/01/2054	7,241,668	7,237,381
Pool FA1386, 4.00%, 05/01/2053	3,504,311	3,337,562
Pool FA2387, 4.50%, 06/01/2053	6,323,204	6,192,010
Pool FP0069, 2.50%, 01/01/2052	3,519,827	3,001,867
Pool FS2078, 3.50%, 06/01/2052	3,931,787	3,639,223
Pool FS4653, 5.50%, 05/01/2053	1,154,214	1,170,537
Pool FS5259, 4.00%, 01/01/2053	7,285,600	6,954,855
Pool FS6738, 5.00%, 09/01/2053	2,253,012	2,256,960
Pool FS7280, 5.00%, 03/01/2053	856,684	854,570
Pool FS8870, 5.00%, 09/01/2053	2,646,396	2,644,830
Pool FS9192, 3.00%, 07/01/2052	3,720,840	3,298,588
Pool FS9409, 5.50%, 10/01/2054	5,504,449	5,582,034
Pool MA4511, 2.00%, 01/01/2052	1,552,209	1,267,891
Pool MB0302, 5.50%, 02/01/2055	1,865,711	1,885,012
Government National Mortgage Association
Pool MA8490, 5.00%, 12/20/2052	771,914	769,255
Pool MA8570, 5.50%, 01/20/2053	4,626,138	4,662,790
Pool MA9018, 6.00%, 07/20/2053	624,142	634,889
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $126,129,816)		127,630,667

ASSET-BACKED SECURITIES - 15.9%	Par	Value
Automobile - 10.2%
AgoraCapital Auto Securities Trust
Series 2025-1A, Class B, 7.27%, 11/25/2032 (a)	1,000,000	1,007,550
Series 2025-1A, Class C, 10.17%, 11/25/2032 (a)	500,000	512,178
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D, 5.82%, 01/15/2032 (a)	500,000	497,384
Avis Budget Car Rental LLC
Series 2021-2A, Class D, 4.08%, 02/20/2028 (a)	2,000,000	1,957,392
Series 2023-2A, Class D, 7.26%, 10/20/2027 (a)	1,500,000	1,515,127
Series 2023-4A, Class D, 7.31%, 06/20/2029 (a)	2,250,000	2,308,035
Series 2023-7A, Class D, 7.31%, 08/21/2028 (a)	1,000,000	1,013,682
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class E, 10.37%, 07/15/2030 (a)	3,050,000	3,266,843
CarNow Auto Receivables Trust, Series 2022-1A, Class D, 5.79%, 09/15/2027 (a)	659,246	636,151
Carvana Auto Receivables Trust
Series 2021-N4, Class E, 4.53%, 09/11/2028 (a)	2,846,142	2,760,375
Series 2023-N2, Class E, 9.94%, 04/10/2030 (a)	1,000,000	1,049,932
Series 2023-N3, Class E, 9.49%, 09/10/2030 (a)	2,411,000	2,531,530
CPS Auto Trust
Series 2022-C, Class E, 9.08%, 04/15/2030 (a)	1,000,000	1,041,144
Series 2022-D, Class E, 12.12%, 06/17/2030 (a)	1,000,000	1,094,812
Series 2024-A, Class E, 8.42%, 08/15/2031 (a)	5,200,000	5,390,030
Series 2024-B, Class E, 8.36%, 11/17/2031 (a)	1,500,000	1,556,274
Series 2024-C, Class E, 8.04%, 03/15/2032 (a)	500,000	515,187
Series 2025-B, Class E, 7.95%, 03/15/2033 (a)	1,750,000	1,795,312
Series 2025-C, Class E, 6.59%, 02/15/2033 (a)	1,000,000	977,091
Series 2025-D, Class E, 7.69%, 05/16/2033 (a)	500,000	506,941
Exeter Automobile Receivables Trust
Series 2022-1A, Class E, 5.02%, 10/15/2029 (a)	3,000,000	2,934,712
Series 2022-5A, Class E, 10.45%, 04/15/2030 (a)	1,000,000	1,055,338
Series 2022-6A, Class E, 11.61%, 06/17/2030 (a)	2,000,000	2,156,385
Series 2023-2A, Class E, 9.75%, 11/15/2030 (a)	1,000,000	1,068,751
Series 2024-1A, Class E, 7.89%, 08/15/2031 (a)	1,000,000	1,038,393
Series 2024-2A, Class E, 7.98%, 10/15/2031 (a)	1,354,000	1,414,610
Series 2024-3A, Class E, 7.84%, 10/15/2031 (a)	2,505,000	2,605,597
Series 2024-5A, Class E, 7.22%, 05/17/2032 (a)	2,414,000	2,474,289
FHF Trust, Series 2024-3A, Class D, 6.01%, 12/15/2031 (a)	1,000,000	939,819
FinBe USA Trust, Series 2025-1A, Class B, 6.60%, 12/16/2030 (a)	1,000,000	999,271
Flagship Credit Auto Trust, Series 2024-1, Class E, 8.60%, 05/15/2031 (a)	585,000	543,104
GLS Auto Receivables Trust
Series 2023-1A, Class E, 11.42%, 03/15/2030 (a)	1,000,000	1,089,775
Series 2023-3A, Class E, 9.27%, 08/15/2030 (a)	1,500,000	1,606,575
Series 2023-4A, Class E, 9.72%, 08/15/2030 (a)	1,000,000	1,086,726
Series 2024-3A, Class E, 7.25%, 06/16/2031 (a)	1,000,000	1,021,078
Series 2024-4A, Class E, 7.51%, 08/15/2031 (a)	1,826,000	1,881,181
Series 2025-3A, Class E, 6.52%, 08/16/2032 (a)	1,000,000	985,299
Hertz Corp., Series 2022-2A, Class D, 5.16%, 06/26/2028 (a)	1,000,000	977,481
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class D, 9.43% (30 day avg SOFR US + 5.25%), 05/20/2032 (a)	242,227	247,426
JPMorgan Chase Bank NA, Series 2021-2, Class G, 8.48%, 12/26/2028 (a)	215,949	216,109
Kinetic Advantage Master Owner Trust Series 2024-1A, Class A, 6.88% (30 day avg SOFR US + 2.65%), 11/15/2027 (a)	500,000	500,248
Lobel Automobile Receivables Trust, Series 2023-2, Class D, 11.00%, 09/16/2030 (a)	1,000,000	1,059,077
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030 (a)	281,681	281,737
Prestige Auto Receivables Trust
Series 2022-1A, Class D, 8.08%, 08/15/2028 (a)	25,000	25,058
Series 2024-1A, Class E, 7.94%, 04/15/2031 (a)	1,975,000	1,993,232
Series 2024-2A, Class E, 6.75%, 11/17/2031 (a)	750,000	734,557
Research-Driven Pagaya Motor Asset Trust, Series 2025-5A, Class C, 5.47%, 06/26/2034 (a)	3,000,000	2,992,396
SAFCO Auto Receivables Trust, Series 2025-1A, Class D, 6.60%, 12/10/2030 (a)	1,000,000	988,237
Santander Holdings USA, Inc., Series 2024-A, Class F, 10.17%, 06/15/2032 (a)	213,517	217,285
SBNA Auto Receivables Trust, Series 2024-A, Class E, 8.00%, 04/15/2032 (a)	1,500,000	1,553,455
Securitized Term Auto Receivables Trust, Series 2025-A, Class D, 6.75%, 07/25/2031 (a)	680,008	691,841
Skopos Auto Receivable Trust, Series 2019-1A, Class E, 7.82%, 06/15/2026 (a)	74,424	74,445
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026 (a)	189,148	189,900
United Auto Credit Securitization Trust, Series 2022-1, Class E, 5.00%, 11/10/2028 (a)	529,494	527,452
Upgrade Auto Receivables Trust, Series 2025-1A, Class C, 5.55%, 04/15/2032 (a)	800,000	792,207
Veros Automobile Receivables Trust
Series 2024-1, Class C, 7.57%, 12/15/2028 (a)	680,000	696,469
Series 2024-1, Class D, 9.87%, 05/15/2031 (a)	500,000	518,799
Series 2025-1, Class C, 6.17%, 12/17/2029 (a)	530,000	537,160
Series 2025-1, Class D, 8.79%, 05/17/2032 (a)	530,000	544,103
		73,192,547

Consumer - 4.9%
Affirm, Inc.
Series 2024-A, Class 1E, 9.17%, 02/15/2029 (a)	1,000,000	1,006,137
Series 2024-A, Class D, 6.89%, 02/15/2029 (a)	200,000	200,907
Series 2024-A, Class E, 9.17%, 02/15/2029 (a)	200,000	201,227
Series 2024-B, Class E, 7.35%, 09/15/2029 (a)	1,000,000	1,005,636
Aqua Finance Trust
Series 2019-A, Class D, 6.07%, 07/16/2040 (a)	882,394	876,034
Series 2021-A, Class C, 3.14%, 07/17/2046 (a)	180,000	166,492
Bankers Healthcare Group, Inc. Series 2022-C, Class E, 9.73%, 10/17/2035 (a)	500,000	539,132
Foundation Finance Trust
Series 2021-1A, Class D, 4.96%, 05/15/2041 (a)	66,832	65,286
Series 2025-2A, Class E, 8.35%, 04/15/2052 (a)	350,000	352,137
GreenSky LLC
Series 2024-1, Class E, 9.00%, 06/25/2059 (a)	445,621	462,171
Series 2025-2A, Class E, 7.79%, 06/25/2060 (a)	1,000,000	1,014,339
Lendingpoint Asset Securitization Trust Series 2021-B, Class C, 3.21%, 02/15/2029 (a)	74,338	73,557
Marlette Funding Trust
Series 2022-3A, Class D, 7.80%, 11/15/2032 (a)	2,636,000	2,671,836
Series 2023-1A, Class D, 8.15%, 04/15/2033 (a)	3,000,550	3,056,422
Series 2023-2A, Class D, 7.92%, 06/15/2033 (a)	2,500,000	2,548,115
Momnt Technologies Trust
Series 2023-1A, Class B, 8.29%, 03/20/2045 (a)	100,000	103,076
Series 2023-1A, Class C, 11.24%, 03/20/2045 (a)	100,000	90,965
Oportun Financial Corp.
Series 2021-B, Class D, 5.41%, 05/08/2031 (a)	508,719	504,436
Series 2025-D, Class D, 6.97%, 02/08/2033 (a)	500,000	497,035
Series 2025-D, Class E, 10.82%, 02/08/2033 (a)	300,000	298,132
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027 (a)	4,370	4,334
Series 2021-5, Class C, 3.93%, 08/15/2029 (a)	80,901	79,874
Series 2022-2, Class C, 7.50%, 01/15/2030 (a)	320,728	321,059
Series 2023-8, Class C, 9.54%, 06/16/2031 (a)	435,001	443,623
Series 2024-7, Class D, 10.90%, 12/15/2031 (a)	322,264	333,328
Series 2025-3, Class E, 12.63%, 12/15/2032 (a)	749,848	767,672
Series 2025-4, Class D, 6.57%, 01/17/2033 (a)	2,000,000	2,015,898
Series 2025-5, Class E, 9.70%, 03/15/2033 (a)	1,287,500	1,302,680
Series 2025-6, Class E, 8.48%, 04/15/2033 (a)	2,000,000	1,990,952
Series 2025-7, Class E, 8.89%, 05/15/2033 (a)	500,000	499,465
Series 2025-R1, Class E, 12.11%, 06/15/2032 (a)	715,308	718,088
Pagaya Technologies Ltd. Series 2025-1, Class E, 11.28%, 01/20/2034 (a)	750,000	773,854
Powerpay Securitization Funding LLC Series 2024-1A, Class B, 8.46%, 02/18/2039 (a)	300,000	311,536
Prosper Marketplace Issuance Trust Series 2024-1A, Class D, 10.98%, 08/15/2029 (a)	500,000	515,883
Purchasing Power Funding
Series 2024-A, Class D, 7.26%, 08/15/2028 (a)	200,000	201,110
Series 2024-A, Class E, 10.18%, 08/15/2028 (a)	200,000	202,616
RCKT Mortgage Trust Series 2025-2A, Class E, 7.83%, 11/27/2034 (a)	1,000,000	997,648
Reach Financial LLC
Series 2024-2A, Class D, 8.83%, 07/15/2031 (a)	600,000	635,545
Series 2025-2A, Class C, 5.69%, 08/18/2032 (a)	1,500,000	1,518,509
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	200,000	195,882
Series 2024-A, Class C, 7.28%, 08/20/2032 (a)	400,000	409,862
Series 2024-A, Class D, 9.49%, 08/20/2032 (a)	250,000	259,542
Theorem Funding Trust Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	250,171	250,530
Upgrade Master Pass-Thru Trust Series 2025-ST6, Class C, 5.78%, 10/15/2032 (a)	2,984,000	2,965,770
Upstart Securitization Trust
Series 2021-5, Class C, 4.15%, 11/20/2031 (a)	323,068	320,743
Series 2023-1, Class C, 11.10%, 02/20/2033 (a)	235,988	240,974
Series 2023-2, Class C, 11.87%, 06/20/2033 (a)	1,000,000	1,067,346
		35,077,395

Credit Card - 0.1%
Avant Credit Card Master Trust, Series 2024-1A, Class C, 6.23%, 04/15/2030 (a)	500,000	505,378

Equipment - 0.7%
Octane Receivables Trust
Series 2023-1A, Class E, 9.25%, 08/20/2030 (a)	2,000,000	2,087,615
Series 2024-1A, Class E, 7.82%, 08/20/2031 (a)	900,000	921,993
Series 2024-2A, Class E, 9.04%, 07/20/2032 (a)	2,000,000	2,114,543
		5,124,151

Solar - 0.0%(e)
GoodLeap Sustainable Home Solutions Trust
Series 2022-3CS, Class A, 4.95%, 07/20/2049 (a)	149,341	133,378
Series 2023-2GS, Class B, 7.80%, 05/20/2055 (a)	100,000	64,035
		197,413
TOTAL ASSET-BACKED SECURITIES (Cost $113,234,923)		114,096,884

CORPORATE OBLIGATIONS - 12.6%	Par	Value
Basic Materials - 1.1%
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031 (a)	160,000	167,954
Barrick International Barbados Corp., 6.35%, 10/15/2036 (a)	100,000	109,734
Capstone Copper Corp., 6.75%, 03/31/2033 (a)	480,000	497,059
Century Aluminum Co., 6.88%, 08/01/2032 (a)	320,000	329,385
Cleveland-Cliffs, Inc., 7.63%, 01/15/2034 (a)	660,000	686,685
Consolidated Energy Finance SA
6.50%, 05/15/2026 (a)	390,000	373,943
12.00%, 02/15/2031 (a)	670,000	477,006
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (a)	330,000	329,901
First Quantum Minerals Ltd., 7.25%, 02/15/2034 (a)	1,190,000	1,236,762
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	125,000	129,018
Magnera Corp., 4.75%, 11/15/2029 (a)	560,000	466,892
Mercer International, Inc., 5.13%, 02/01/2029	420,000	271,988
Methanex US Operations, Inc., 6.25%, 03/15/2032 (a)	810,000	824,585
Mosaic Co., 5.63%, 11/15/2043	130,000	128,144
NOVA Chemicals Corp., 8.50%, 11/15/2028 (a)	100,000	104,959
Novelis Corp., 4.75%, 01/30/2030 (a)	170,000	164,431
Nucor Corp., 5.10%, 06/01/2035	150,000	153,193
Nutrien Ltd., 2.95%, 05/13/2030	135,000	127,260
Olin Corp., 6.63%, 04/01/2033 (a)	330,000	327,204
Taseko Mines Ltd., 8.25%, 05/01/2030 (a)	630,000	666,863
		7,572,966

Communications - 0.6%
AT&T, Inc., 4.90%, 08/15/2037	265,000	258,753
Cars.com, Inc., 6.38%, 11/01/2028 (a)	300,000	299,039
Cogent Communications Group LLC / Cogent Finance, Inc., 6.50%, 07/01/2032 (a)	590,000	564,166
Comcast Corp., 6.50%, 11/15/2035	155,000	172,118
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031 (a)	820,000	817,637
Gen Digital, Inc., 6.25%, 04/01/2033 (a)	390,000	402,458
Gray Media, Inc., 5.38%, 11/15/2031 (a)	890,000	618,890
Lamar Media Corp., 4.88%, 01/15/2029	170,000	168,639
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.63%, 03/15/2030 (a)	420,000	406,076
T-Mobile USA, Inc., 5.75%, 01/15/2034	165,000	174,545
Univision Communications, Inc., 4.50%, 05/01/2029 (a)	350,000	329,269
Verizon Communications, Inc., 4.27%, 01/15/2036	280,000	261,702
		4,473,292

Consumer, Cyclical - 1.4%
Adient Global Holdings Ltd., 7.50%, 02/15/2033 (a)	320,000	331,106
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (a)	750,000	751,829
BorgWarner, Inc., 5.40%, 08/15/2034	125,000	128,856
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (a)	860,000	809,654
Carnival Corp., 6.13%, 02/15/2033 (a)	320,000	330,197
Champ Acquisition Corp., 8.38%, 12/01/2031 (a)	710,000	757,976
Cinemark USA, Inc., 7.00%, 08/01/2032 (a)	640,000	663,988
Clarios Global LP / Clarios US Finance Co., 6.75%, 09/15/2032 (a)	810,000	829,401
FirstCash, Inc., 4.63%, 09/01/2028 (a)	340,000	335,608
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	100,000	101,254
General Motors Financial Co., Inc., 6.10%, 01/07/2034	100,000	105,711
Goodyear Tire & Rubber Co., 6.63%, 07/15/2030	620,000	616,383
Lithia Motors, Inc., 3.88%, 06/01/2029 (a)	350,000	334,529
Lowe's Companies, Inc., 5.15%, 07/01/2033	150,000	154,534
Meritage Homes Corp., 5.65%, 03/15/2035	150,000	152,312
NCL Corp. Ltd., 6.25%, 09/15/2033 (a)	330,000	333,975
New Flyer Holdings, Inc., 9.25%, 07/01/2030 (a)	310,000	330,330
Newell Brands, Inc., 8.50%, 06/01/2028 (a)	390,000	401,083
O'Reilly Automotive, Inc., 4.70%, 06/15/2032	150,000	150,984
Phinia, Inc.
6.75%, 04/15/2029 (a)	125,000	129,108
6.63%, 10/15/2032 (a)	320,000	329,488
PulteGroup, Inc., 6.38%, 05/15/2033	120,000	131,203
Resideo Funding, Inc., 6.50%, 07/15/2032 (a)	320,000	327,948
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033 (a)	170,000	174,582
Saks Global Enterprises LLC, 11.00%, 12/15/2029
11.00%, 12/15/2029 (a)	25,000	11,000
11.00%, 12/15/2029 (a)	12,500	2,906
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032	480,000	500,084
SGUS LLC, 11.00%, 12/15/2029 (a)	16,136	13,998
STL Holding Co. LLC, 8.75%, 02/15/2029 (a)	310,000	325,280
Viking Cruises Ltd., 5.88%, 10/15/2033 (a)	820,000	834,097
		10,399,404

Consumer, Non-cyclical - 2.1%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (a)	800,000	828,011
Agilent Technologies, Inc., 4.75%, 09/09/2034	175,000	174,635
Amgen, Inc., 5.25%, 03/02/2033	165,000	170,904
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032 (a)	390,000	409,380
Ashtead Capital, Inc., 5.95%, 10/15/2033 (a)	200,000	211,569
B&G Foods, Inc., 8.00%, 09/15/2028 (a)	50,000	47,070
Baxter International, Inc., 2.54%, 02/01/2032	195,000	170,539
Belron UK Finance PLC, 5.75%, 10/15/2029 (a)	200,000	202,777
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	185,000	173,575
Brown-Forman Corp., 4.00%, 04/15/2038	145,000	131,287
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	200,000	183,814
Campbell's Co., 5.40%, 03/21/2034	165,000	169,576
Chobani Holdco LLC, 8.75% (or 9.50% PIK), 10/01/2029 (a)	314,250	333,673
Conagra Brands, Inc., 5.30%, 11/01/2038	135,000	129,988
Concentra Health Services, Inc., 6.88%, 07/15/2032 (a)	360,000	375,943
Constellation Brands, Inc., 4.90%, 05/01/2033	130,000	130,893
DaVita, Inc., 6.88%, 09/01/2032 (a)	590,000	611,836
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	320,000	325,534
EquipmentShare.com, Inc., 8.63%, 05/15/2032 (a)	580,000	586,050
Fiesta Purchaser, Inc., 9.63%, 09/15/2032 (a)	460,000	496,142
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	160,000	172,266
Global Payments, Inc., 5.40%, 08/15/2032	150,000	151,874
HCA, Inc., 5.45%, 09/15/2034	170,000	174,998
Herc Holdings, Inc., 6.63%, 06/15/2029 (a)	500,000	516,791
Hertz Corp., 12.63%, 07/15/2029 (a)	240,000	237,833
J.M. Smucker Co., 6.20%, 11/15/2033	200,000	216,994
JBS USA Food Co., 6.75%, 03/15/2034	155,000	171,101
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	200,000	203,465
Kraft Heinz Foods Co., 6.88%, 01/26/2039	115,000	128,300
Kroger Co., 5.00%, 09/15/2034	170,000	171,482
Mars, Inc., 5.20%, 03/01/2035 (a)	200,000	205,352
Medline Borrower LP, 5.25%, 10/01/2029 (a)	500,000	498,425
Molina Healthcare, Inc., 6.25%, 01/15/2033 (a)	400,000	403,042
Molson Coors Beverage Co., 4.20%, 07/15/2046	105,000	85,901
Performance Food Group, Inc., 4.25%, 08/01/2029 (a)	510,000	497,970
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	810,000	817,651
Philip Morris International, Inc., 5.25%, 02/13/2034	165,000	170,135
Post Holdings, Inc., 6.38%, 03/01/2033 (a)	810,000	822,388
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (a)	650,000	665,847
Royalty Pharma PLC, 3.30%, 09/02/2040	225,000	174,332
Simmons Foods, Inc., 4.63%, 03/01/2029 (a)	840,000	805,876
TreeHouse Foods, Inc., 4.00%, 09/01/2028	710,000	694,890
Tyson Foods, Inc., 4.88%, 08/15/2034	175,000	174,106
United Rentals North America, Inc., 6.00%, 12/15/2029 (a)	125,000	128,392
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	330,000	320,210
US Foods, Inc., 7.25%, 01/15/2032 (a)	160,000	168,067
VT Topco, Inc., 8.50%, 08/15/2030 (a)	620,000	645,414
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	200,000	180,578
		15,466,876

Diversified - 0.1%
Stena International SA, 7.25%, 01/15/2031 (a)	600,000	614,349

Energy - 1.7%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029 (a)	470,000	497,739
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 04/01/2027 (a)	36,000	36,140
6.63%, 09/01/2032 (a)	480,000	493,767
Borr IHC Ltd. / Borr Finance LLC, 10.38%, 11/15/2030 (a)	157,621	157,982
Calumet Specialty Products Partners LP / Calumet Finance Corp.
8.13%, 01/15/2027 (a)	330,000	329,556
9.75%, 07/15/2028 (a)	100,000	98,502
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	150,000	126,800
Cheniere Energy Partners LP, 5.75%, 08/15/2034	125,000	130,000
Comstock Resources, Inc., 5.88%, 01/15/2030 (a)	710,000	676,317
Continental Resources, Inc., 5.75%, 01/15/2031 (a)	125,000	128,777
Energy Transfer LP, 7.38%, 02/01/2031 (a)	125,000	130,224
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/2033	720,000	744,372
Greenfire Resources Ltd., 12.00%, 10/01/2028 (a)	310,000	327,662
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (a)	400,000	408,906
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)	320,000	338,482
Hess Corp., 7.13%, 03/15/2033	110,000	128,171
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/2029 (a)	170,000	166,934
Howard Midstream Energy Partners LLC, 6.63%, 01/15/2034 (a)	330,000	340,331
Kinder Morgan, Inc., 5.95%, 08/01/2054	125,000	126,288
Kinetik Holdings LP, 5.88%, 06/15/2030 (a)	100,000	100,823
Kodiak Gas Services LLC, 6.50%, 10/01/2033 (a)	320,000	328,126
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (a)	200,000	193,240
MPLX LP, 5.00%, 03/01/2033	130,000	130,322
ONEOK, Inc., 6.05%, 09/01/2033	125,000	132,506
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030 (a)	340,000	341,831
Plains All American Pipeline LP / PAA Finance Corp., 5.70%, 09/15/2034	130,000	133,771
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029 (a)	480,000	505,079
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	880,000	822,328
Sunoco LP, 7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual (a)	330,000	335,367
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030 (a)	670,000	665,403
Targa Resources Corp., 6.50%, 03/30/2034	125,000	136,533
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (a)	310,000	324,782
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029 (a)	480,000	496,063
Venture Global LNG, Inc., 9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (a)	1,330,000	1,244,382
Western Midstream Operating LP, 6.15%, 04/01/2033	125,000	131,771
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029 (a)	380,000	380,174
Williams Cos., Inc., 5.60%, 03/15/2035	125,000	129,777
		11,919,228

Financial - 3.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	190,000	175,403
Aircastle Ltd. / Aircastle Ireland DAC, 5.25%, 03/15/2030 (a)	170,000	173,614
American Express Co., 5.28% to 07/26/2034 then SOFR + 1.42%, 07/26/2035	335,000	345,758
American Tower Corp., 5.55%, 07/15/2033	175,000	183,347
Avolon Holdings Funding Ltd., 5.75%, 11/15/2029 (a)	165,000	171,156
Bank of America Corp., 2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	445,000	387,901
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029 (a)	360,000	379,668
Burford Capital Global Finance LLC, 7.50%, 07/15/2033 (a)	600,000	593,120
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	330,000	344,034
Credit Acceptance Corp., 6.63%, 03/15/2030 (a)	490,000	490,684
Crown Castle, Inc., 5.10%, 05/01/2033	170,000	172,273
Enact Holdings, Inc., 6.25%, 05/28/2029	170,000	178,029
Encore Capital Group, Inc.
8.50%, 05/15/2030 (a)	310,000	326,706
6.63%, 04/15/2031 (a)	175,000	173,778
EZCORP, Inc., 7.38%, 04/01/2032 (a)	570,000	603,486
Fifth Third Bancorp, 5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032	330,000	345,525
Freedom Mortgage Holdings LLC, 7.88%, 04/01/2033 (a)	1,470,000	1,511,436
GGAM Finance Ltd., 5.88%, 03/15/2030 (a)	600,000	608,250
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	1,100,000	1,133,869
goeasy Ltd., 6.88%, 02/15/2031 (a)	660,000	645,444
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 09/15/2030 (a)	100,000	92,263
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033 (a)	790,000	824,712
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.63%, 10/15/2031 (a)	330,000	325,419
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030 (a)	590,000	612,196
JPMorgan Chase & Co., 6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	390,000	429,657
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	265,000	258,946
M&T Bank Corp., 5.40%, 07/30/2030 then 5 yr. CMT Rate + 1.43%, 07/30/2035	340,000	342,549
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031 (a)	160,000	170,832
Millrose Properties, Inc., 6.38%, 08/01/2030 (a)	400,000	405,556
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	330,000	346,251
NMI Holdings, Inc., 6.00%, 08/15/2029	170,000	175,491
OneMain Finance Corp., 7.13%, 11/15/2031	800,000	829,703
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	730,000	755,040
PennyMac Financial Services, Inc., 6.75%, 02/15/2034 (a)	650,000	666,803
PHH Corp., 9.88%, 11/01/2029 (a)	490,000	492,383
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030 (a)	1,080,000	1,138,684
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	365,000	385,670
PRA Group, Inc., 5.00%, 10/01/2029 (a)	530,000	482,592
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029 (a)	470,000	495,692
Prudential Financial, Inc., 5.20%, 03/14/2035	150,000	154,144
Radian Group, Inc., 6.20%, 05/15/2029	200,000	209,128
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032 (a)	200,000	205,927
Rocket Cos., Inc.
7.13%, 02/01/2032 (a)	200,000	210,143
6.38%, 08/01/2033 (a)	320,000	333,754
Starwood Property Trust, Inc., 5.75%, 01/15/2031 (a)	410,000	416,298
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032 (a)	740,000	766,280
UBS Group AG, 5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035 (a)	325,000	342,896
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029 (a)	530,000	496,547
UWM Holdings LLC, 6.25%, 03/15/2031 (a)	610,000	609,284
Walker & Dunlop, Inc., 6.63%, 04/01/2033 (a)	400,000	409,695
Wells Fargo & Co., 5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	330,000	346,649
		22,674,665

Industrial - 1.6%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (a)	330,000	336,456
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033 (a)(	540,000	565,292
Amphenol Corp., 5.25%, 04/05/2034	125,000	130,031
Arrow Electronics, Inc., 5.88%, 04/10/2034	165,000	172,895
Axon Enterprise, Inc., 6.25%, 03/15/2033 (a)	320,000	331,553
Beacon Mobility Corp., 7.25%, 08/01/2030 (a)	470,000	489,763
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (a)	300,000	302,998
Builders FirstSource, Inc., 6.75%, 05/15/2035 (a)	780,000	819,937
Burlington Northern Santa Fe LLC, 4.13%, 06/15/2047	155,000	130,660
Carrier Global Corp., 3.38%, 04/05/2040	105,000	85,596
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032 (a)	320,000	321,348
Coherent Corp., 5.00%, 12/15/2029 (a)	300,000	297,080
CRH America Finance, Inc., 5.40%, 05/21/2034	200,000	207,519
CSX Corp., 6.15%, 05/01/2037	120,000	132,608
FTAI Aviation Investors LLC, 5.88%, 04/15/2033 (a)	330,000	333,195
GATX Corp., 5.50%, 06/15/2035	170,000	174,756
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (a)	200,000	204,287
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (a)	690,000	668,495
Knife River Corp., 7.75%, 05/01/2031 (a)	480,000	503,217
MasTec, Inc., 4.50%, 08/15/2028 (a)	100,000	99,673
Northrop Grumman Corp., 5.20%, 06/01/2054	135,000	129,323
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (a)	650,000	637,817
Quikrete Holdings, Inc., 6.75%, 03/01/2033 (a)	390,000	406,165
Reworld Holding Corp., 4.88%, 12/01/2029 (a)	200,000	188,455
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (a)	170,000	166,803
RTX Corp., 6.10%, 03/15/2034	120,000	131,934
Sealed Air Corp., 6.50%, 07/15/2032 (a)	270,000	279,673
Seaspan Corp., 5.50%, 08/01/2029 (a)	350,000	337,369
Sensata Technologies, Inc., 3.75%, 02/15/2031 (a)	360,000	334,924
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031 (a)	620,000	653,346
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)	320,000	329,284
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032 (a)	320,000	338,634
Trinity Industries, Inc., 7.75%, 07/15/2028 (a)	320,000	331,878
Trivium Packaging Finance BV, 12.25%, 01/15/2031 (a)	310,000	323,741
United Parcel Service, Inc., 5.50%, 05/22/2054	100,000	99,329
Waste Management, Inc., 4.88%, 02/15/2034	125,000	127,779
XPO, Inc., 7.13%, 06/01/2031 (a)	160,000	167,198
		11,291,011

Technology - 0.4%
Amkor Technology, Inc., 5.88%, 10/01/2033 (a)	400,000	407,412
CACI International, Inc., 6.38%, 06/15/2033 (a)	220,000	229,013
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	170,000	174,667
Dell International LLC / EMC Corp., 4.85%, 02/01/2035	175,000	172,307
Fiserv, Inc., 5.25%, 08/11/2035	130,000	129,665
IBM International Capital Pte Ltd., 4.90%, 02/05/2034	170,000	171,600
MSCI, Inc., 5.25%, 09/01/2035	170,000	170,698
Oracle Corp., 3.90%, 05/15/2035	190,000	169,839
Roper Technologies, Inc., 1.75%, 02/15/2031	200,000	174,625
Unisys Corp., 10.63%, 01/15/2031 (a)	480,000	510,059
VMware LLC, 2.20%, 08/15/2031	195,000	172,487
Zebra Technologies Corp., 6.50%, 06/01/2032 (a)	320,000	331,922
		2,814,294

Utilities - 0.4%
Berkshire Hathaway Energy Co., 6.13%, 04/01/2036	160,000	173,671
Duke Energy Florida LLC, 6.40%, 06/15/2038	155,000	174,806
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033 (a)	410,000	414,865
NRG Energy, Inc., 6.25%, 11/01/2034 (a)	790,000	813,954
Pike Corp., 8.63%, 01/31/2031 (a)	380,000	405,941
Virginia Electric and Power Co., 5.15%, 03/15/2035	170,000	173,524
Vistra Operations Co. LLC
6.88%, 04/15/2032 (a)	310,000	325,843
6.00%, 04/15/2034 (a)	165,000	173,220
VoltaGrid LLC, 7.38%, 11/01/2030 (a)(f)	200,000	203,535
		2,859,359
TOTAL CORPORATE OBLIGATIONS (Cost $89,544,877)		90,085,444

COLLATERALIZED LOAN OBLIGATIONS - 12.2%	Par	Value
AB BSL CLO Ltd. Series 2025-6A, Class D2, 8.48%, 07/20/2037 (a)	2,000,000	2,019,356
Allegro CLO Ltd.
Series 2021-1A, Class D1R, 7.03% (3 mo. Term SOFR + 3.15%), 07/20/2038 (a)	1,500,000	1,505,008
Series 2021-2A, Class D1R, 6.85% (3 mo. Term SOFR + 2.95%), 10/15/2038 (a)	3,000,000	3,010,311
AMMC CLO Ltd. Series 2025-32A, Class D2, 8.08%, 10/17/2038 (a)	4,000,000	4,017,096
Anchorage Credit Funding Ltd. Series 2016-3A, Class A2R, 6.22% (3 mo. Term SOFR + 2.36%), 01/28/2039 (a)	1,275,000	1,277,027
Apidos CLO Ltd. Series 2023-46A, Class E, 11.82% (3 mo. Term SOFR + 7.95%), 10/24/2036 (a)	1,000,000	1,000,000
Blackstone, Inc. Series 2018-1A, Class C, 5.89% (3 mo. Term SOFR + 2.01%), 04/17/2030 (a)	1,750,000	1,752,081
Carbone CLO LLC Series 2017-1A, Class C, 6.75% (3 mo. Term SOFR + 2.86%), 01/20/2031 (a)	2,000,000	2,004,382
Carlyle Global Market Strategies Series 2019-1A, Class CR2, 6.48% (3 mo. Term SOFR + 2.60%), 04/20/2031 (a)	2,400,000	2,399,916
Cerberus Loan Funding LP
Series 2023-1A, Class C, 8.30% (3 mo. Term SOFR + 4.40%), 03/22/2035 (a)	1,500,000	1,507,743
Series 2023-2A, Class D2, 12.40% (3 mo. Term SOFR + 8.50%), 07/15/2035 (a)	1,900,000	1,918,700
CIFC Funding Ltd. Series 2024-3A, Class D1, 7.02% (3 mo. Term SOFR + 3.15%), 07/21/2037 (a)	1,000,000	1,003,737
CQS US CLO Ltd. Series 2025-5A, Class D1, 0.00% (3 mo. Term SOFR + 3.15%), 01/17/2039 (a)(f)	1,000,000	1,000,000
Crown Point CLO Ltd. Series 2021-10A, Class D, 7.65% (3 mo. Term SOFR + 3.76%), 07/20/2034 (a)	2,000,000	2,002,906
Dryden Senior Loan Fund
Series 2018-64A, Class D, 6.80% (3 mo. Term SOFR + 2.91%), 04/18/2031 (a)	1,500,000	1,512,750
Series 2023-107A, Class D1R, 7.11% (3 mo. Term SOFR + 2.90%), 08/15/2038 (a)	3,650,000	3,659,921
Series 2024-119A, Class D2, 9.30% (3 mo. Term SOFR + 5.40%), 04/15/2036 (a)	2,000,000	2,013,526
Eldridge CLO Ltd. Series 2025-1A, Class D2, 0.00% (3 mo. Term SOFR + 4.10%), 10/20/2038 (a)(f)	2,250,000	2,235,384
Fortress Credit Opportunities Series 2025-29A, Class D, 7.38% (3 mo. Term SOFR + 3.50%), 04/20/2033 (a)	2,500,000	2,489,597
Gallatin CLO Ltd. Series 2024-1A, Class D1, 7.88% (3 mo. Term SOFR + 4.00%), 10/20/2037 (a)	4,000,000	4,039,552
Golub Capital Partners CLO Ltd. Series 2023-69A, Class C, 8.23% (3 mo. Term SOFR + 4.00%), 11/09/2036 (a)	3,000,000	3,000,000
HPS Private Credit CLO LLC Series 2024-2A, Class C, 7.46% (3 mo. Term SOFR + 3.25%), 05/15/2036 (a)	4,000,000	4,028,896
ICG US CLO Ltd. Series 2023-1A, Class D1R, 7.08% (3 mo. Term SOFR + 3.20%), 07/18/2038 (a)	4,000,000	4,013,284
Jackson Financial, Inc. Series 2021-5A, Class C, 6.15% (3 mo. Term SOFR + 2.26%), 10/18/2034 (a)	2,000,000	2,002,036
KKR CLO Trust Series 44X, Class E, 12.10% (3 mo. Term SOFR + 8.22%), 01/20/2036 (g)	1,550,000	1,560,469
Madison Park Funding Ltd. Series 2015-19A, Class ER3, 11.20% (3 mo. Term SOFR + 7.34%), 01/22/2037 (a)	4,000,000	4,032,016
Marble Point CLO Ltd.
Series 2020-1A, Class D1R, 7.53% (3 mo. Term SOFR + 3.65%), 07/20/2037 (a)	3,000,000	3,011,361
Series 2020-3A, Class D1R2, 7.14% (3 mo. Term SOFR + 3.00%), 10/19/2038 (a)	2,000,000	2,005,538
Monroe Capital CLO Ltd. Series 2021-2A, Class C, 6.95% (3 mo. Term SOFR + 2.91%), 09/14/2033 (a)	500,000	500,265
Octagon Investment Partners Ltd. Series 2018-1A, Class DR, 11.13% (3 mo. Term SOFR + 7.25%), 10/20/2037 (a)	2,575,000	2,607,254
Pikes Peak CLO Ltd. Series 2023-14A, Class D2R, 8.53% (3 mo. Term SOFR + 4.65%), 07/20/2038 (a)	2,300,000	2,329,566
Regatta Funding Ltd. Series 2025-3A, Class D2, 8.18%, 07/20/2038 (a)	2,000,000	2,027,230
Sculptor CLO Ltd. Series 29A, Class D1R, 7.26% (3 mo. Term SOFR + 3.40%), 07/22/2038 (a)	3,000,000	3,016,194
Sound Point CLO Ltd. Series 2023-1A, Class D1R, 7.36% (3 mo. Term SOFR + 3.50%), 07/26/2038 (a)	5,000,000	5,016,710
Sycamore Tree CLO Ltd. Series 2024-5A, Class E, 11.37% (3 mo. Term SOFR + 7.49%), 04/20/2036 (a)	4,000,000	4,000,000
Trinitas CLO Ltd. Series 2025-32A, Class D1, 7.37% (3 mo. Term SOFR + 3.10%), 07/23/2038 (a)	1,500,000	1,503,323
Voya CLO Ltd. Series 2018-1A, Class C, 6.75% (3 mo. Term SOFR + 2.86%), 04/19/2031 (a)	775,000	776,590
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $87,863,875)		87,799,725

COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 4.4%	Par	Value
Federal Home Loan Mortgage Corp.
Series K-172, Class A2, 4.58%, 08/25/2035 (b)	11,000,000	11,135,564
Series K-173, Class A2, 4.60%, 09/25/2035 (b)	1,000,000	1,014,412
Series K547, Class A2, 4.42%, 05/25/2030 (b)	5,000,000	5,034,675
Series K548, Class A2, 4.32%, 09/25/2030 (b)	2,000,000	2,023,438
Series K549, Class A2, 4.34%, 09/25/2030 (b)(f)	2,000,000	2,031,038
Series K761, Class A2, 4.40%, 06/25/2032 (b)	10,000,000	10,110,540
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $31,324,018)		31,349,667

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.3%	Par	Value
ALA Trust
Series 2025-OANA, Class C, 6.13% (1 mo. Term SOFR + 2.09%), 06/15/2040 (a)	300,000	302,495
Series 2025-OANA, Class D, 7.12% (1 mo. Term SOFR + 3.09%), 06/15/2040 (a)	200,000	201,626
Arbor Realty Collateralized Loan Obligation Ltd. Series 2025-BTR1, Class AS, 6.64% (1 mo. Term SOFR + 2.64%), 01/20/2041 (a)	1,000,000	1,003,024
AREIT CRE Ltd. Series 2024-CRE9, Class AS, 6.27% (1 mo. Term SOFR + 2.24%), 05/17/2041 (a)	800,000	800,936
ARES Commercial Mortgage Trust Series 2024-IND, Class D, 6.92% (1 mo. Term SOFR + 2.89%), 07/15/2041 (a)	500,000	503,398
ARZ Trust Series 2024-BILT, Class D, 7.00%, 06/11/2039 (a)	250,000	258,994
Banc of America Re-Remic Trust Series 2025-ASHF, Class C, 7.03% (1 mo. Term SOFR + 3.00%), 02/15/2042 (a)	750,000	753,568
BX Trust
Series 2024-AIRC, Class C, 6.62% (1 mo. Term SOFR + 2.59%), 08/15/2039 (a)	280,859	282,416
Series 2024-BIO, Class C, 6.67% (1 mo. Term SOFR + 2.64%), 02/15/2041 (a)	200,000	198,995
Series 2024-BIO, Class D, 7.67% (1 mo. Term SOFR + 3.64%), 02/15/2041 (a)	200,000	197,903
Series 2024-KING, Class D, 6.52% (1 mo. Term SOFR + 2.49%), 05/15/2034 (a)	493,503	497,863
Series 2024-PALM, Class D, 6.67% (1 mo. Term SOFR + 2.64%), 06/15/2037 (a)	259,615	259,756
Series 2024-VLT4, Class E, 6.92% (1 mo. Term SOFR + 2.89%), 06/15/2041 (a)	200,000	200,754
Series 2024-VLT4, Class F, 7.97% (1 mo. Term SOFR + 3.94%), 06/15/2041 (a)	500,000	502,644
Series 2025-BIO3, Class D, 6.96%, 02/10/2042 (a)(b)	750,000	757,358
Series 2025-VLT7, Class D, 7.28% (1 mo. Term SOFR + 3.25%), 07/15/2044 (a)	800,000	803,606
Commercial Mortgage Pass Through Certificates Series 2024-WCL1, Class C, 6.92% (1 mo. Term SOFR + 2.89%), 06/15/2041 (a)	1,500,000	1,495,935
Computershare Corporate Trust
Series 2024-1CHI, Class D, 6.71%, 07/15/2035 (a)(b)	300,000	302,008
Series 2024-1CHI, Class E, 7.57%, 07/15/2035 (a)(b)	200,000	201,264
DBSG Mortgage Trust Series 2024-ALTA, Class D, 7.06%, 06/10/2037 (a)(b)	400,000	405,129
DC Commercial Mortgage Trust
Series 2024-HLTN, Class C, 7.04%, 04/13/2040 (a)(b)	500,000	504,400
Series 2024-HLTN, Class D, 7.71%, 04/13/2040 (a)(b)	300,000	302,914
Extended Stay America Trust
Series 2025-ESH, Class D, 6.75% (1 mo. Term SOFR + 2.60%), 10/15/2042 (a)	5,000,000	5,046,990
Series 2025-ESH, Class E, 7.50% (1 mo. Term SOFR + 3.35%), 10/15/2042 (a)	4,000,000	4,042,480
Gaea Mortgage Loan Trust Series 2025-A, Class A, 6.75%, 02/25/2030 (a)(b)	2,572,525	2,511,685
Hilton USA Trust
Series 2024-ORL, Class C, 6.47% (1 mo. Term SOFR + 2.44%), 05/15/2037 (a)	200,000	200,626
Series 2024-ORL, Class D, 7.22% (1 mo. Term SOFR + 3.19%), 05/15/2037 (a)	200,000	200,428
HTL Commercial Mortgage Trust
Series 2024-T53, Class D, 8.20%, 05/10/2039 (a)(b)	300,000	308,295
Series 2024-T53, Class F, 11.93%, 05/10/2039 (a)(b)	100,000	103,629
ICNQ Mortgage Trust Series 2024-MF, Class E, 6.35%, 12/10/2034 (a)(b)	750,000	757,519
Jackson Park Trust Series 2019-LIC, Class E, 3.24%, 10/14/2039 (a)(b)	750,000	658,491
LBA Trust
Series 2024-BOLT, Class E, 7.72% (1 mo. Term SOFR + 3.69%), 06/15/2039 (a)	1,000,000	1,003,707
Series 2024-BOLT, Class F, 8.47% (1 mo. Term SOFR + 4.44%), 06/15/2039 (a)	300,000	301,380
Morgan Stanley ABS Capital I, Inc. Series 2024-BPR2, Class A, 7.29%, 05/05/2029 (a)	295,698	311,811
Morgan Stanley Capital I, Inc. Series 2014-150E, Class A, 3.91%, 09/09/2032 (a)	800,000	720,974
NYC Commercial Mortgage Trust
Series 2025-28L, Class C, 5.44%, 11/05/2038 (a)(b)(f)	1,000,000	996,612
Series 2025-28L, Class D, 6.21%, 11/05/2038 (a)(b)(f)	1,000,000	996,612
Stellar Management, Series 2025-IP, Class E, 6.85%, 06/10/2042 (a)(b)	250,000	255,104
TX Trust Series 2024-HOU, Class D, 7.27% (1 mo. Term SOFR + 3.24%), 06/15/2039 (a)	200,000	200,427
Wells Fargo Commercial Mortgage Trust Series 2025-VTT, Class E, 6.91%, 03/15/2038 (a)(b)	1,500,000	1,491,784
WFLD Mortgage Trust Series 2014-MONT, Class A, 3.75%, 08/10/2031 (a)(b)	274,736	262,303
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $30,832,945)		31,107,843

EXCHANGE TRADED FUNDS - 1.4%	Shares	Value
iShares Broad USD High Yield Corporate Bond ETF	266,817	10,026,983
TOTAL EXCHANGE TRADED FUNDS (Cost $10,008,926)		10,026,983

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER - 0.2%	Par	Value
Connecticut Avenue Securities Trust Series 2024-R02, Class 1B2, 7.88% (30 day avg SOFR US + 3.70%), 02/25/2044 (a)	1,000,000	1,055,006
Federal Home Loan Mortgage Corp. Series 2022-HQA3, Class M1B, 7.73% (30 day avg SOFR US + 3.55%), 08/25/2042 (a)	500,000	523,467
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $1,496,562)		1,578,473

COMMON STOCKS - 0.0% (e)	Shares	Value
Energy - 0.0% (e)
Enviva Escrow (h)(i)	150,000	0
Enviva LLC (i)	5,458	92,786
TOTAL COMMON STOCKS (Cost $183,056)		92,786

PREFERRED STOCKS - 0.0% (e)	Shares	Value
Financial - 0.0% (e)
Goldman Sachs Group, Inc., 5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	330,000	343,557
TOTAL PREFERRED STOCKS (Cost $337,436)		343,557

SHORT-TERM INVESTMENTS - 4.5%	Shares	Value
Money Market Funds – 4.5%
First American Government Obligations Fund - Class U, 4.05% (j)	32,216,863	32,216,863
TOTAL SHORT-TERM INVESTMENTS (Cost $32,216,863)		32,216,863

TOTAL INVESTMENTS - 100.7% (Cost $717,590,974)		723,404,745
Liabilities in Excess of Other Assets - (0.7)%		(5,127,660)
TOTAL NET ASSETS - 100.0%		$718,277,085

Percentages are stated as a percent of net assets. CMT - Constant Maturity Treasury
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate TBA – To be Announced

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of October 31, 2025, the value of these securities total $500,391,646 or 69.7% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2025.

(c)	Step coupon bond. The rate disclosed is as of October 31, 2025.
(d)	Interest only security.
(e)	Represents less than 0.05% of net assets.
(f)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(g)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of October 31, 2025, the value of these securities total $1,560,469 or 0.2% of the Fund’s net assets.

(h)
As of October 31, 2025, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities amounted to $0 or 0.0% of net assets. Value determined using significant unobservable inputs.

(i)	Non-income producing security.
(j)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Angel Oak Income ETF
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection (a)
October 31, 2025 (Unaudited)
Reference Obligation	Implied Credit Spread at 10/31/25 (b)	Pay (Receive) Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount (c)	Value	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG (d)	0.52%	1.000%	Quarterly	12/20/2030	Wells Fargo Securities, LLC	$80,000,000	($1,863,656)	($1,772,308)	($91,348)

(a)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year-end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)	Centrally cleared swap, clearing agent: Intercontinental Exchange.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$–	$197,075,853	$–	$197,075,853
Residential Mortgage-Backed Securities – U.S. Government Agency	–	127,630,667	–	127,630,667
Asset-Backed Securities	–	114,096,884	–	114,096,884
Corporate Obligations	–	90,085,444	–	90,085,444
Collateralized Loan Obligations	–	87,799,725	–	87,799,725
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	31,349,667	–	31,349,667
Commercial Mortgage-Backed Securities	–	31,107,843	–	31,107,843
Exchange Traded Funds	10,026,983	–	–	10,026,983
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	1,578,473	–	1,578,473
Common Stocks	–	92,786	0	92,786
Preferred Stocks	–	343,557	–	343,557
Short-Term Investments	32,216,863	–	–	32,216,863
Total	$42,243,846	$681,160,899	$0	$723,404,745
Other Financial Instruments
Liabilities
Swaps*	$–	$(91,348)	$–	$(91,348)

*Swaps are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Centrally Cleared Credit Default Swaps – Buy Protection.

See the Schedule of Investments for further disaggregation of investment categories. Level 3 holdings as of October 31, 2025, are immaterial and no further quantitative information about Level 3 Fair Value Measurements has been included.

The average monthly notional value of long and short futures during the period ended October 31, 2025, was $3,719,288 and ($11,481,968), respectively.